Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
16 - Subsequent Events
In October 2025, the Company entered into a definitive agreement to acquire all of the outstanding equity interests of DreamBig Semiconductor, Inc. for approximately $265.0 million in cash, subject to purchase price adjustments. The transaction is expected to close by the end of the fourth quarter of the fiscal year ending March 31, 2026, subject to customary closing conditions, including the receipt of regulatory approvals.